Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 29, 2024	9,997,233	$2.77	5.29	$6,356
Options granted	—
Options exercised	(712,467)	0.73		88
Options canceled	(4,874,689)	2.53
Outstanding—September 28, 2025	4,410,078	3.04		2,157
Vested and expected to vest— September 28, 2025	4,410,078	3.04		2,157
Vested and exercisable— September 28, 2025	2,364,439	6.98		722

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding-December 31, 2023	11,716,646	$3.48	8.53	$2,756
Options granted	6,121,251	0.93
Options exercised	(398,883)	0.77		39
Options canceled	(7,441,781)	0.17
Outstanding-December 29, 2024	9,997,233	2.77	5.29	6,356
Vested and expected to vest- December 29, 2024	9,997,233	2.77	5.29	6,356
Vested and exercisable- December 29, 2024	4,264,705	3.54	3.75	1,857

Schedule of RSU Activity

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 29, 2024	1,982,135	$1.78
Granted	22,235,871	1.73
Vested and released	(4,318,313)	1.74
Cancelled or forfeited	(3,756,238)	1.73
Unvested at September 28, 2025	16,143,455	1.73

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	58,097	$2.07
Granted	2,593,097	1.78
Vested and released	(669,059)	1.73
Cancelled or forfeited	-	-
Unvested at December 29, 2024	1,982,135	1.79

Schedule of Fair Value of Stock-Based Compensation

The following assumptions were used to calculate the fair value of stock-based compensation:

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Expected term (in years)	5.00 - 6.32	5.50 - 6.32
Expected volatility	58.45% - 62.39%	77.0%
Risk-free interest rate	3.81% - 4.71%	1.7% - 4.7%
Expected dividends	0.0%	0.0%

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Cost of revenues	$157	$84
Sales and marketing	598	487
General and administrative	2,312	2,252
Loss from discontinued operations, net of tax	-	2,376
Total stock-based compensation expense	$3,067	$5,199